BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 740.0	$ 712.6
(Reversal of) revenue from performance obligations satisfied or partially satisfied in previous periods	(45.7)	$ 86.6
Remaining performance obligations	$ 8,529.5
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	33.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	20.00%